Assets held for sale - Narrative (Details)			12 Months Ended
	Feb. 06, 2025 CAD ($)	Apr. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Jan. 08, 2024 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amounts reclassified from AOCI to the consolidated statements of operations related to discontinued operations (note 24(b))			$ (94,593,000)
Senior Unsecured Notes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt repaid upon maturity		$ 70,000,000
Related Party
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non controlling interest			0
Renewable Energy
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of renewable assets						$ 2,092,764,000
Non controlling interest			700,302,000	$ 715,333,000
Noncontrolling interest, other			291,677,000	277,203,000
Redeemable non controlling interest			5,000,000	5,000,000
Pre tax impairments			(1,357,343,000)	0
Amounts reclassified from AOCI to the consolidated statements of operations related to discontinued operations (note 24(b))			(94,593,000)
Cash flow hedges in interest rate swaps					$ 700,000,000
Loss on cash flow hedge			$ 16,685,000
Renewable Energy | Subsequent Event | Senior Unsecured Notes | Canadian dollar Senior unsecured notes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt repaid upon maturity	$ 1,000,000,000
Renewable Energy | Related Party
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non controlling interest				$ 1,912,000